Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events
Subsequent Events

Note 19. Subsequent Events

On January 15, 2019, the Company repaid $2,000 of the outstanding borrowings under the Credit Agreement, and used the proceeds to repurchase $2,000 of the Secured Notes and 7,143 Class B Common Units corresponding to the repurchased Secured Notes. The outstanding balances of the Credit Agreement and Secured Notes are $40,000.

The Ivy Credit Agreement was amended on March 18, 2019 to extend the maturity date to April 30, 2020 and establish an interest rate of 16.75% on the entire credit facility.